Stockholders' Equity - Additional information (Details)											1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 07, 2020 USD ($) $ / shares shares	Jul. 01, 2020 $ / shares	Jun. 11, 2020 USD ($) $ / shares shares	Jun. 04, 2020 shares	May 26, 2020 USD ($) $ / shares shares	May 20, 2020 USD ($) $ / shares shares	Mar. 25, 2020 USD ($) shares	Dec. 17, 2019	Jun. 04, 2018 USD ($)	Sep. 28, 2017 shares	Jul. 07, 2020 USD ($) $ / shares	Mar. 22, 2020 USD ($)	Jan. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jul. 31, 2019 $ / shares shares	Jul. 31, 2019 $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 28, 2015	May 31, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($)	May 31, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($)	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2017 shares	Sep. 26, 2015 shares
Preferred stock, per share | $ / shares													$ 0.0001								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Compensation expense | $							$ 62,100,000														$ 150,000	$ (5,000)	$ 895,000	$ 154,000
Common stock shares held by shareholders																												25,600,000
Preferred options Exercised
Preferred Stock Shares Options Outstanding and Exercisable																							12,134,560
Conversion description																				The preferred stock that is the subject of such contingent option provides a right to elect a majority of the directors on the Board of Directors of the Corporation and does not include any rights to dividends, conversion to shares of common stock, or preference upon liquidation of the Corporation. The contingent option is exercisable only upon the acquisition of a 20% or greater voting interest in the Corporation by a party other than the founding shareholders, or prior to any proposed merger, consolidation (in which the Corporation's common stock is changed or exchanged), or sale of at least 50% of the Corporation's assets or earning power (other than a reincorporation). The right to exercise the option terminates on December 31, 2023.
Fair value exercise price per share | $ / shares																					$ 0.0001		$ 0.0001
Proceeds from exercise of warrants																							(45,698)
Proceeds from exercise of warrants | $																							$ 33,000	$ 660,000	$ 660,000	$ 75,000
Value | $																					$ 10,332,000		$ 10,332,000
Sale of Stock, Number of Shares Issued in Transaction										658
Exercise price of stock options granted (in dollars per share) | $ / shares																							$ 7.91		$ 63.60	$ 105.60
Number of shares outstanding, Beginning balance																									50,749		19,750
Dividend yield																									0.00%	0.00%
Expected maturity period																							3 years 9 months 7 days
Risk-free interest rate																							0.47%
Volatility																							134.00%		119.00%	121.00%
Number of shares of common stock held by shareholders																												25,600,000
Shares conversion ratio							1	0.025															1
Reverse split description														On December 17, 2019, the Company effected a 1 for 40 reverse stock split. All common stock and common stock equivalents are presented retroactively to reflect the reverse split.
Reverse stock split							1	0.025															1
Debt amount qualified for conversion | $												$ 1,047,000														$ 1,000,000
Common stock shares issued																					3,857,316		3,857,316		907,048	721,295
Shares issued for services | $																							$ 75,000		$ (263,000)	$ (163,000)
Issued																							1,840,773		74,390	30,526
Warrants outstanding																							1,896,209		107,416
Price per unit | $ / shares																					$ 3.62		$ 3.62
Minimum
Risk-free interest rate																									1.70%	2.01%
Maximum
Risk-free interest rate																									2.90%	2.83%
RelatedPartyTransactionsByRelatedPartyAxis
Dividend yield																									0.00%
Expected maturity period																									5 years
Risk-free interest rate																									2.49%
Volatility																									122.00%
Debt amount qualified for conversion | $									$ 1,000,000										$ 1,000,000
J. Steven Holmes [Member]
Proceeds from cash against future services | $																	$ 325,000	$ 325,000
Price per share | $ / shares															$ 23.28	$ 23.28
Sale of Stock, Number of Shares Issued in Transaction															13,954	13,954
Subsequent Event [Member]
Exercise price of stock options granted (in dollars per share) | $ / shares		$ 5.40
Shares conversion ratio								0.025
Reverse stock split								0.025
Amended March 2019 Notes Warrants [Member]
Exercise price of stock options granted (in dollars per share) | $ / shares																							$ 40.00
Issued																							53,273
Warrants outstanding														13,015									66,288
Amended March 2019 Notes Warrants [Member] | Minimum
Preferred stock, per share | $ / shares														$ 40.00
Amended March 2019 Notes Warrants [Member] | Maximum
Preferred stock, per share | $ / shares														$ 70.00
May 2020 Warrant [Member]
Warrants outstanding					111,108
Percentage on aggregate number of shares of common stock					5.00%
Price per unit | $ / shares					$ 5.94
Percentage of warrants exercisable price on offering price					110.00%
May 2020 Warrant [Member] | Minimum
Warrants term					6 months
May 2020 Warrant [Member] | Maximum
Warrants term					5 years
June 2018 Notes Warrants [Member]
Exercise price of stock options granted (in dollars per share) | $ / shares																							$ 40.00		$ 70.00
Warrants outstanding																							6,276		30,526
Director Services [Member]
Value | $																									$ 263,000
Shares of common stock issued																									4,985
Director [Member]
Shares issued for services rendered																							856
Shares issued for services | $																							$ 75,000
Scott W Absher [Member]
Number option additionally available for grant to founder shareholders													12,500,000
Stephen Holmes [Member]
Number option additionally available for grant to founder shareholders													12,500,000
Exchange Agreement [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities													24,049
Shares issued in exchange of debt													24,049
Convertible Notes Payable [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities																							628,353
Shares issued in exchange of debt																							628,353
Debt amount qualified for conversion | $																							$ 6,060,000
Debt default interest | $																					$ 178,000		$ 178,000
Senior Convertible Notes Holder
Shares issued for services rendered																							82,653
Shares issued for services | $																							$ 552,000
March 2019 Convertible Notes [Member]
Amount of debt exchanged | $																					$ 2,700,000		$ 2,700,000
December 2019 [Member]
Common stock shares issued																					21,750		21,750
Value of shares issued | $																					$ 200,000		$ 200,000
Amount of debt exchanged | $																					$ 2,900,000		$ 2,900,000
Preferred Stock
Shares conversion ratio													1										1
Reverse stock split													1										1
Preferred Stock | May 2020 Warrant [Member]
Price per unit | $ / shares																					$ 2.52		$ 2.52
Preferred Stock | Scott W Absher [Member] | Subsequent Event [Member]
Preferred options Exercised				12,500,000
Number of options available for grant to founder shareholders				12,500,000
Stock Option | Scott W Absher and Stephen Holmes
Number of options available for grant to founder shareholders													50,000,000
Stock Option | Preferred Stock
Convertible preferred stock							24,634,560
Common Share Units [Member] | May 2020 Warrant [Member]
Number of Shares of Common Stock to be Purchased Accompanied by Common Warrant | $						0.5
Units issued						166,500
Common Share Units [Member] | Scott W Absher [Member] | Subsequent Event [Member]
Shares issued upon conversion				12,500,000
Common shares lock up period				2 years
Warrant [Member]
Shares issued for services rendered																							6,275
Shares issued for services | $																							$ 33,000
Exercise price of warrants | $ / shares					$ 0.01
Price per unit | $ / shares					$ 5.39
Warrants to acquire shares of common stock					323,310
Underwritten Public Offering [Member]
Shares of common stock issued																							2,222,160
Gross proceeds from issuance of shares | $					$ 12,000,000
Underwritten Public Offering [Member] | May 2020 Warrant [Member]
Exercise price of warrants | $ / shares						$ 5.40
Gross proceeds from issuance of shares | $					12,000,000
Offering costs | $					$ 1,700,000
Warrants to acquire shares of common stock						1,277,580
Underwritten Public Offering [Member] | Common Share Units [Member]
Price per share | $ / shares						$ 5.40
Underwritten Public Offering [Member] | Common Share Units [Member] | May 2020 Warrant [Member]
Shares of common stock issued						1,898,850
Exercise price of warrants | $ / shares																					$ 5.40		$ 5.40
Underwritten Public Offering [Member] | Warrant [Member]
Price per share | $ / shares						$ 5.399
Underwritten Public Offering [Member] | Warrant [Member] | May 2020 Warrant [Member]
Shares of common stock issued						323,310
Overallotment
Gross proceeds from issuance of shares | $											$ 1,350,000
Overallotment | May 2020 Warrant [Member] | Subsequent Event [Member]
Shares of common stock issued			166,500
Gross proceeds from issuance of shares | $	$ 450,000
Proceeds from issuance of units | $			$ 900,000
Units issued	83,840
Price per unit | $ / shares			$ 5.40
Overallotment | Common Share Units [Member] | May 2020 Warrant [Member] | Subsequent Event [Member]
Price per unit | $ / shares	$ 5.40										$ 5.40
Warrant [Member]
Shares issued upon exercise of warrants																									6,688	938
Fair value exercise price per share | $ / shares																										$ 80.00
Stock Issued During Period, Shares, Conversion of Convertible Securities																									174,081
Dividend yield																									0.00%	0.00%
Expected maturity period																									4 years 2 months 12 days	5 years
Risk-free interest rate																									2.41%	2.78%
Volatility																									122.00%	120.00%
Shares issued in exchange of debt																									174,081
Exercise price of warrants | $ / shares																									$ 70.00
Warrant [Member] | RelatedPartyTransactionsByRelatedPartyAxis
Risk-free interest rate																									2.49%
Volatility																									122.00%
Warrant Three [Member]
Exercise price of stock options granted (in dollars per share) | $ / shares																									$ 70.00
Number of shares outstanding, Beginning balance																									74,390
Exercise price of warrants | $ / shares																									$ 52.80
Warrant One [Member]
Weighted average life of outstanding warrants in years																									5 years
Number of shares outstanding, Beginning balance																									30,523
Exercise price of warrants | $ / shares																									$ 99.60